                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel and Chief Compliance Officer
Phone: 305-379-7272

Signature, Place and Date of Signing:

/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            August 14, 2012
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total: 156,204 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Brightpoint Capital Partners Master Fund, L.P.

                                    30-Jun-12

                                                                                         Voting Authority
                                                                                         ----------------
                                                        Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer               Title of class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared  None
---------------------------- --------------- --------- -------- ------- --- ---- ------- -------- ------- ------- ----
Avis Budget Group            COM             053774105     7194  473271 SH       Sole              473271
Cadence Design System Inc    COM             127387108     8610  783419 SH       Sole              783419
Carbo Ceramics Inc           COM             140781105     4830   62944 SH       Sole               62944
Carefusion Corp              COM             14170T101     3545  138056 SH       Sole              138056
Celanese Corp Del            COM SER A       150870103    10443  301654 SH       Sole              301654
Celanese Corp Del            CALL            150870903       75    2000 SH  CALL Sole                2000
Cheniere Energy Inc          COM NEW         16411R208    21704 1472442 SH       Sole             1472442
Cheniere Energy Inc          CALL            16411R908     2838   14221 SH  CALL Sole               14221
Cheniere Energy Inc          PUT             16411R958     2125   17000 SH   PUT Sole               17000
Delphi Automotive plc        SHS             G27823106     5679  222700 SH       Sole              222700
Hanesbrands Inc              COM             410345102     9467  341406 SH       Sole              341406
Hewlett Packard Co           COM             428236103     7233  359690 SH       Sole              359690
Hill Rom Hldgs Inc           COM             431475102     4020  130314 SH       Sole              130314
Humana Inc                   COM             444859102     2700   34868 SH       Sole               34868
Humana Inc                   CALL            444859902       20    1000 SH  CALL Sole                1000
JDA Software Group Inc       COM             46612K108     4865  163848 SH       Sole              163848
Marvell Technology Group Ltd ORD             G5876H105     3602  319332 SH       Sole              319332
Mcmoran Exploration Co       NOTE 4.000%12/3 582411AJ3     2691 2500000 PRN      Sole             2500000
Mcmoran Exploration Co       CALL            582411904      889    7500 SH  CALL Sole                7500
NII Hldgs Inc                CL B NEW        62913F201     9369  915803 SH       Sole              915803
NII Hldgs Inc                CALL            62913F901      195    6000 SH  CALL Sole                6000
Primerica Inc                COM             74164M108     1742   65179 SH       Sole               65179
Qlogic Corp                  COM             747277101     6156  449666 SH       Sole              449666
Rent A Ctr Inc New           COM             76009N100     6480  192235 SH       Sole              192235
Seagate Technology plc       SHS             G7945M107     1902   76907 SH       Sole               76907
Signet Jewelers Limited      SHS             G81276100     5119  116309 SH       Sole              116309
SPDR S&P 500 ETF TR          PUTS            78462F953     1729   52800 SH   PUT Sole               52800
Symetra Finl Corp            COM             87151Q106     7049  558536 SH       Sole              558536
Valassis Communications Inc  COM             918866104     8113  373022 SH       Sole              373022
Western Digital Corp         COM             958102105     5820  190941 SH       Sole              190941